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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-08365

[Select Fixed Income Trust]

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for 1 of its series, Evergreen Intermediate Municipal Bond Fund, for the quarter ended August 31, 2004. This series has a 05/31 fiscal year end.

Date of reporting period:	8/31/04

Item 1 — Schedule of Investments

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.4%
AIRPORT 1.3%
Denver, CO City & Cnty. Arpt. RB, Rental Car Proj., Ser. A, 6.00%, 01/01/2011, (Insd. by MBIA)	$3,025,000	$3,380,952
Denver, CO City & Cnty. Arpt. RRB, Ser. A, 6.00%, 11/15/2015, (Insd. by AMBAC)	2,400,000	2,674,704

		6,055,656

CONTINUING CARE RETIREMENT COMMUNITY 1.4%
New Jersey EDA RB:
Evergreens Proj., 5.875%, 10/01/2012	1,380,000	1,380,787
Fellowship Vlg. Proj.:
Ser. A, 5.20%, 01/01/2009	530,000	550,341
Ser. A, 5.30%, 01/01/2010	585,000	610,600
Franciscan Oaks Proj.:
5.60%, 10/01/2012	2,620,000	2,628,541
5.70%, 10/01/2017	1,215,000	1,166,582

		6,336,851

EDUCATION 8.4%
Massachusetts Dev. Fin. Agcy. RB, MA College of Pharmacy Allied Proj., 6.375%, 07/01/2023	1,000,000	1,106,240
Massachusetts Edl. Fin. Auth. RRB, Ser. A, 5.50%, 12/01/2007, (Insd. by MBIA)	3,840,000	3,996,365
New Jersey Edl. Facs. Auth. RB, Higher Ed. Capital Impt. Proj., Ser. A, 5.00%, 09/01/2018	4,535,000	4,913,536
New York Dorm. Auth. RB:
Ser. A, 5.00%, 07/01/2015	1,100,000	1,207,734
Ser. A, 5.00%, 07/01/2016	1,230,000	1,340,774
Ser. A, 5.50%, 05/15/2013	13,000,000	14,794,650
Rutgers Univ., NJ RRB:
5.00%, 05/01/2015, (Insd. by FGIC)	7,230,000	7,932,322
5.00%, 05/01/2016, (Insd. by FGIC)	2,470,000	2,690,818

		37,982,439

ESCROW 1.3%
Beaver Falls, PA Muni. Auth. RB, 9.125%, 08/01/2005	285,000	304,397
Heartland Consumer Pwr. Dist. RB, 7.00%, 01/01/2016	4,580,000	5,424,781

		5,729,178

GENERAL OBLIGATION - LOCAL 24.2%
Abilene, TX Independent Sch. Dist. GO, 5.00%, 02/15/2018, (Insd. by PSF)	2,775,000	2,966,836
Allen, TX Independent Sch. Dist. GO, 5.00%, 02/15/2019, (Gtd. by PSF)	1,000,000	1,065,900
Clark Cnty., NV Sch. Dist. GO, Ser. A, 5.00%, 06/15/2016, (Insd. by FSA)	1,810,000	1,979,869
Columbus, OH GO, Ser. 1, 5.00%, 07/01/2019	2,100,000	2,272,788
Dallas, TX Independent Sch. Dist. GO:
5.00%, 02/15/2016	6,520,000	7,104,061
5.00%, 02/15/2019	2,285,000	2,444,813
Fort Bend Cnty., TX GO, 5.00%, 03/01/2019	3,050,000	3,260,419
Frisco, TX GO, 5.25%, 02/15/2016, (Insd. by MBIA)	1,385,000	1,535,120
Harris Cnty., TX GO, Ser. A, 5.25%, 10/01/2015	1,885,000	2,088,655
Horry Cnty., SC GO, Ser. A, 5.00%, 03/01/2017, (Insd. by MBIA)	555,000	604,001
Jackson Cnty., MO Reorganized Sch. Dist. No. 7 GO, Lees Summit Sch. Bldg. Proj.,
5.00%, 03/01/2016, (Insd. by MBIA)	1,875,000	2,051,456
Kerrville, TX Independent Sch. Dist. GO, 5.00%, 08/15/2019, (Gtd. by PSF)	2,880,000	3,077,914
Los Angeles, CA GO:
Ser. A, 4.00%, 09/01/2008, (Insd. by MBIA)	11,355,000	12,090,009
Ser. A, 5.00%, 09/01/2018, (Insd. by MBIA)	7,670,000	8,256,985
Ser. F, 5.00%, 07/01/2016, (Insd. by FSA)	3,000,000	3,263,130
Mason, MI Pub. Sch. Dist. GO, 5.25%, 05/01/2019, (Insd. by FSA)	1,900,000	2,088,746
McKinney, TX Independent Sch. Dist. GO:
5.125%, 02/15/2018, (Gtd. by PSF)	1,550,000	1,681,316
5.125%, 02/15/2019, (Gtd. by PSF)	1,635,000	1,762,841
[1]

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.4% continued
GENERAL OBLIGATION - LOCAL continued
New York, NY GO:
Ser. C, 5.50%, 08/01/2014	$4,500,000	$4,993,110
Ser. G, 5.25%, 08/01/2015	3,170,000	3,462,654
Ser. G, 5.625%, 08/01/2013	3,000,000	3,363,990
Ser. G, 5.625%, 08/01/2015	620,000	685,553
RITES-PA 878 R, 6.63%, 08/01/2013, (Insd. by MBIA) †	5,000,000	5,868,200
North East Independent Sch. Dist., TX Refunding GO, 5.00%, 08/01/2018	4,000,000	4,304,320
Nueces Cnty., TX GO, 5.00%, 02/15/2018	5,175,000	5,545,323
Saddleback Valley Unified Sch. Dist., CA GO, 5.00%, 08/01/2017, (Insd by FSA)	1,015,000	1,106,939
San Jose-Evergreen, CA Cmnty. College Dist. GO:
Ser. A, 5.00%, 09/01/2019, (Insd. by AMBAC)	5,875,000	6,320,207
Ser. C, 5.25%, 09/01/2016, (Insd. by AMBAC)	8,740,000	9,801,648
Ysleta, TX Independent Sch. Dist. GO, 5.00%, 08/15/2018	4,415,000	4,740,783

		109,787,586

GENERAL OBLIGATION - STATE 7.7%
California GO, Ser. A, 5.00%, 07/01/2016	5,900,000	6,307,631
Florida GO, Ser. A, 5.25%, 07/01/2016	6,790,000	7,655,997
Georgia GO, Ser. D, 5.00%, 07/01/2018	11,525,000	12,581,151
Texas GO:
5.60%, 06/01/2009	415,000	457,641
5.75%, 06/01/2011	670,000	737,523
5.90%, 12/01/2014	130,000	141,120
Wisconsin GO, Ser. 4, 5.00%, 05/01/2017, (Insd. by MBIA)	6,300,000	6,837,453

		34,718,516

HOSPITAL 8.8%
Illinois Hlth. Facs. Auth. RB:
Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	3,990,000	5,421,532
Passavant Mem. Hosp. Proj., 5.65%, 10/01/2016	4,850,000	5,104,383
Iowa Fin. Auth. RRB, Trinity Hlth. Proj., 5.75%, 12/01/2015	4,240,000	4,645,047
Michigan Hosp. Fin. Auth. RB, Trinity Hlth. Proj.:
6.00%, 12/01/2013	4,675,000	5,247,127
6.00%, 12/01/2014	4,865,000	5,424,864
New Hampshire Hlth. & Ed. Facs. RB, 6.00%, 10/01/2016	1,000,000	1,105,700
New Jersey Hlth. Care Facs. Fin. Auth. RB, Atlantic City Med. Ctr.:
6.00%, 07/01/2012	3,000,000	3,393,420
6.25%, 07/01/2017	2,000,000	2,262,580
Pennsylvania Higher Edl. Facs. Auth. RB, UPMC Hlth. Sys., Ser. A, 6.25%, 01/15/2017	5,535,000	6,091,655
Wisconsin Hlth. & Edl. Facs. Auth. RB, 6.00%, 08/15/2014	1,000,000	1,113,630

		39,809,938

HOUSING 9.4%
Massachusetts Dev. Fin. Agcy. RB, Neville Communities Home Proj., Ser. A, 6.00%,
06/20/2044, (Insd. by GNMA)	1,750,000	1,900,273
Massachusetts HFA RB, Ser. A, 6.15%, 10/01/2015, (Insd. by AMBAC)	150,000	151,628
Michigan Hsg. Dev. Auth. RRB, RITES-PA 849, 10.47%, 10/01/2015, (Insd. by MBIA) †	5,325,000	5,676,769
Minnesota HFA SFHRB, 6.20%, 01/01/2021	2,020,000	2,103,870
Mississippi Home Corp. SFHRB, 6.70%, 12/01/2029, (Insd. by GNMA & FNMA)	3,260,000	3,426,977
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by GNMA & FNMA)	2,045,000	2,064,734
7.50%, 03/01/2031, (Insd. by GNMA & FNMA)	490,000	495,317
New Hampshire HFA SFHRB, 6.15%, 07/01/2029	515,000	527,051
New Mexico Mtge. Fin. Auth. SFHRB:
Ser. A, 7.10%, 09/01/2030, (Insd. by GNMA, FNMA & FHLMC)	785,000	800,732
Ser. E, 6.55%, 09/01/2031	3,840,000	4,197,619
[2]

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.4% continued
HOUSING continued
New York HFA RB:
Ser. A, 5.25%, 09/15/2017	$1,795,000	$1,965,435
Ser. A, 5.25%, 09/15/2018, (Insd. by MBIA)	1,420,000	1,546,224
New York Urban Dev. Corp. RB, Ser. C-1, 5.50%, 03/15/2015, (Insd. by FGIC)	1,730,000	1,960,246
Ohio HFA Mtge. RB, 5.625%, 03/01/2032, (Insd. by GNMA)	4,605,000	4,902,897
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by GNMA & FNMA)	1,010,000	1,060,136
Smyrna, TN Hsg. Assn. MHRB, 6.45%, 10/20/2035, (Insd. by GNMA)	8,980,000	9,860,040

		42,639,948

INDUSTRIAL DEVELOPMENT REVENUE 7.4%
Harris Cnty., TX RRB, Toll Road Proj., Sr. Lien, Ser. B-1, 5.00%, 08/15/2015	4,025,000	4,436,234
Hodgkins, IL Env. RB, MBM Proj., 6.00%, 11/01/2015	7,000,000	7,070,350
New Mexico Fin. Auth. RB, Sr. Lien, Ser. A, 5.125%, 06/15/2018	20,000,000	21,860,800

		33,367,384

LEASE 4.0%
Texas Natl. Research Lab. Commission RB, 6.95%, 12/01/2012	15,000,000	17,931,900

MISCELLANEOUS REVENUE 5.9%
Clarence, NY IDA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)	2,750,000	2,940,382
South Carolina Pub. Svc. Auth. RB:
Ser. A, 5.00%, 01/01/2016, (Insd. by FSA)	4,175,000	4,558,516
Ser. A, 5.00%, 01/01/2017, (Insd. by FSA)	17,775,000	19,291,385

		26,790,283

PORT AUTHORITY 1.8%
Long Beach, CA Harbor RRB, Ser. B, 5.00%, 05/15/2018, (Insd. by FGIC)	1,000,000	1,081,400
Port Auth. NY & NJ RB, Ser. 125, 5.00%, 10/15/2019, (Insd. by FSA)	6,700,000	7,135,634

		8,217,034

PUBLIC FACILITIES 1.6%
Colorado Edl. & Cultural Facs. RB, 5.75%, 04/01/2013	200,000	219,266
Dauphin Cnty., PA Gen. Auth. RB:
5.50%, 01/15/2008*	6,500,000	3,081,000
5.75%, 01/15/2010*	3,950,000	1,872,300
Los Angeles, CA Sanitation Equipment Charge RB, Ser. A, 5.00%, 02/01/2017, (Insd. by AMBAC)	1,765,000	1,918,184

		7,090,750

SALES TAX 3.7%
Nassau Cnty., NY Interim Fin. Auth. RB:
Ser. A, 5.00%, 11/15/2017, (Insd. by AMBAC)	4,745,000	5,156,676
Ser. B, 5.00%, 11/15/2018	2,250,000	2,428,920
New York, NY Transitional Fin. Auth. RB:
Ser. A, 5.00%, 08/01/2016	3,950,000	4,283,775
Ser. A, 5.00%, 08/01/2017	4,450,000	4,798,168

		16,667,539

TRANSPORTATION 7.5%
New York Thruway Auth. RB:
Gen. Hwy. & Bridge:
Ser. A, 5.00%, 04/01/2017	1,000,000	1,089,730
Ser. A, 5.00%, 04/01/2019, (Insd. by MBIA)	3,500,000	3,767,575
Ser. B, 5.00%, 04/01/2018, (Insd. by AMBAC)	12,205,000	13,208,617
Ser. B, 5.00%, 04/01/2019, (Insd. by AMBAC)	9,535,000	10,263,951
Transportation, Ser. A, 5.00%, 03/15/2017, (Insd. by MBIA)	5,200,000	5,623,748

		33,953,621

[3]

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.4% continued
WATER & SEWER 4.0%
Contra Costa, CA Wtr. Dist. RRB:
Ser. M, 5.00%, 10/01/2016, (Insd. by FSA)	$8,150,000	$8,882,033
Ser. M, 5.00%, 10/01/2018	5,690,000	6,128,585
New York Env. Facs. Corp. RB:
5.00%, 06/15/2017	1,205,000	1,308,365
5.00%, 11/15/2017	1,835,000	2,006,004

		18,324,987

Total Municipal Obligations (cost $434,494,310)		445,403,610

	Shares	Value

SHORT-TERM INVESTMENTS 0.6%
MUTUAL FUND SHARES 0.6%
Evergreen Institutional Municipal Money Market Fund ø (cost $2,809,664)	2,809,664	2,809,664

Total Investments (cost $437,303,974) 99.0%		448,213,274
Other Assets and Liabilities 1.0%		4,660,617

Net Assets 100.0%		$452,873,891

†	Inverse floating rate security.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
*	This security is in technical default of bond agreement. Interest was paid from the issuer’s Debt Service Reserve Fund at the last interest payment date.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PSF	Public School Fund
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
[4]

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)

The following table shows the percent of total investments by geographic location as of August 31, 2004:

New York	23.5%
Texas	14.6%
California	14.5%
New Jersey	6.2%
New Mexico	6.0%
South Carolina	5.5%
Michigan	4.1%
Illinois	3.9%
Georgia	2.8%
Pennsylvania	2.5%
Tennessee	2.2%
Wisconsin	1.8%
Florida	1.7%
Massachusetts	1.6%
Ohio	1.6%
Colorado	1.4%
South Dakota	1.2%
Iowa	1.0%
Missouri	1.0%
Mississippi	0.8%
Minnesota	0.5%
New Hampshire	0.4%
Nevada	0.4%
Oklahoma	0.2%
Non-state specific	0.6%

100.0%

On August 31, 2004, the aggregate cost of securities for federal income tax purposes was $437,341,403. The gross unrealized appreciation and depreciation on securities based on tax cost was $16,825,956 and $5,954,085, respectively, with a net unrealized appreciation of $10,871,871.

[5]

Item 2 — Controls and Procedures

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: October 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: October 26, 2004

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel, Principal Financial Officer Date: October 26, 2004